Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill	¥ 1,005,846	¥ 1,004,095	¥ 488,141
Accumulated impairment losses	(81,094)	(81,094)	(77,349)
Goodwill, net	924,752	923,001	410,792
Goodwill acquired during the year	4,648	514,419
Goodwill impaired during the year		(3,745)
Translation adjustments	(2,897)	2,070
Other		(535)
Digital AVC Networks [Member]
Goodwill	316,314	316,314	316,314
Accumulated impairment losses	(77,349)	(77,349)	(77,349)
Goodwill, net	238,965	238,965	238,965
Goodwill acquired during the year
Goodwill impaired during the year
Translation adjustments
Other
Home Appliances [Member]
Goodwill	18,501	18,501	18,501
Accumulated impairment losses	(3,745)	(3,745)
Goodwill, net	14,756	14,756	18,501
Goodwill acquired during the year
Goodwill impaired during the year		(3,745)
Translation adjustments
Other
PEW and PanaHome [Member]
Goodwill	74,139	75,949	73,879
Accumulated impairment losses
Goodwill, net	74,139	75,949	73,879
Goodwill acquired during the year	1,087
Goodwill impaired during the year
Translation adjustments	(2,897)	2,070
Other
Components and Devices [Member]
Goodwill	65,892	65,892	66,427
Accumulated impairment losses
Goodwill, net	65,892	65,892	66,427
Goodwill acquired during the year
Goodwill impaired during the year
Translation adjustments
Other		(535)
SANYO [Member]
Goodwill	517,980	514,419
Accumulated impairment losses
Goodwill, net	517,980	514,419
Goodwill acquired during the year	3,561	514,419
Goodwill impaired during the year
Translation adjustments
Other
Other [Member]
Goodwill	13,020	13,020	13,020
Accumulated impairment losses
Goodwill, net	13,020	13,020	13,020
Goodwill acquired during the year
Goodwill impaired during the year
Translation adjustments
Other